							     File No. 333-114423
                                 	     Filed Pursuant to Rule 497(e) under
                                          	      the Securities Act of 1933


                                                                   March 9, 2016


                         PIONEER SHORT TERM INCOME FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2015


FUND SUMMARY
Effective March 18, 2016, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management Inc.
PORTFOLIO MANAGEMENT   Charles Melchreit, Senior Vice President and
                       Director of Investment Grade of Pioneer
                       (portfolio manager of the fund since 2006); and
                       Seth Roman, Vice President of Pioneer
                       (portfolio manager of the fund since 2016).

MANAGEMENT
Effective March 18, 2016, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Charles Melchreit and Seth Roman. Mr. Melchreit and Mr. Roman are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team may also draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Mr. Melchreit, Senior Vice President and Director of Investment Grade of Pioneer, joined Pioneer in 2006 and has served as a portfolio manager of the fund since 2006. Mr. Roman, a Vice President of Pioneer, joined Pioneer in 2006 and has served as a portfolio manager of the fund since 2016.



                                                                   29297-00-0316
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   March 9, 2016


                         PIONEER SHORT TERM INCOME FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2015


FUND SUMMARY
Effective March 18, 2016, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management Inc.
PORTFOLIO MANAGEMENT   Charles Melchreit, Senior Vice President and
                       Director of Investment Grade of Pioneer
                       (portfolio manager of the fund since 2006); and
                       Seth Roman, Vice President of Pioneer
                       (portfolio manager of the fund since 2016).

                                                                   29296-00-0316
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC